Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We do not have any policies and practices on the timing of awards of stock options or other equity grants in relation to the disclosure of material nonpublic information. The Company grants stock options based on timelines in the normal course of business independent of the occurrence of these types of events (e.g., at a pre-established dates, such as on an employee’s start date, at board of director meetings held once each year and following annual performance reviews). During the last completed fiscal year, we did not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our Common Stock and did not time the public release of such information based on award grant dates. During the last completed fiscal year, we have not made awards to any named executive officer during the period beginning four business days before and ending one business day after the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.